DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Brazil - 3.4%
Ambev SA	457,429	$1,286,935
Americanas SA*	106,600	22,478
Atacadao SA	56,149	103,815
B3 SA — Brasil Bolsa Balcao	613,959	1,596,660
Banco Bradesco SA	158,213	409,904
Banco BTG Pactual SA	136,658	701,713
Banco do Brasil SA	89,536	780,003
Banco Santander Brasil SA	43,345	242,033
BB Seguridade Participacoes SA	70,636	426,555
BRF SA*	42,849	68,014
Caixa Seguridade Participacoes S/A	48,444	96,852
CCR SA	119,806	317,415
Centrais Eletricas Brasileiras SA	73,563	506,994
Cia de Saneamento Basico do Estado de Sao Paulo	21,059	216,062
Cia Energetica de Minas Gerais	25,731	86,056
Cia Siderurgica Nacional SA	29,795	70,679
CPFL Energia SA	2,429	14,360
CSN Mineracao SA	26,255	22,554
Diagnosticos da America SA	11,195	23,518
Energisa SA	19,907	171,168
Engie Brasil Energia SA	18,815	154,395
Equatorial Energia SA	40,610	223,193
Equatorial Energia SA*	568	3,122
Hapvida Participacoes e Investimentos SA, 144A*	301,047	234,518
Hypera SA	42,276	336,927
Itau Unibanco Holding SA	53,629	234,226
Klabin SA	50,093	205,188
Localiza Rent a Car SA	51,902	628,673
Localiza Rent A Car SA*	232	2,786
Lojas Renner SA	102,598	389,607
Magazine Luiza SA*	205,832	152,709
Multiplan Empreendimentos Imobiliarios SA	17,634	91,339
Natura & Co. Holding SA*	92,809	251,687
Neoenergia SA	20,444	64,343
NU Holdings Ltd., Class A*	167,030	1,125,782
Pagseguro Digital Ltd., Class A*	15,628	155,499
Porto Seguro SA	13,880	64,794
Raia Drogasil SA	124,592	689,137
Rede D’Or Sao Luiz SA, 144A	114,454	648,034
Rumo SA	127,462	518,120
Sendas Distribuidora SA	66,496	139,564
StoneCo Ltd., Class A*	28,887	361,954
Suzano SA	51,259	448,150
Telefonica Brasil SA	45,178	352,822
TIM SA	85,684	233,536
TOTVS SA	45,231	253,977
WEG SA	92,985	682,787
XP, Inc., Series BDR*	10,295	180,337
XP, Inc., Class A*	18,980	334,997

(Cost $17,692,895)		16,325,971

Chile - 0.4%
Banco de Chile	4,429,284	445,520
Banco de Credito e Inversiones SA	7,264	212,415
Banco Santander Chile	6,993,460	302,333
Cencosud SA	139,513	262,154
Cia Sud Americana de Vapores SA	1,454,900	106,424
Empresas CMPC SA	60,284	102,542
Enel Americas SA*	1,233,149	158,173
Enel Chile SA	856,873	46,830
Falabella SA	56,143	123,079

(Cost $1,846,344)		1,759,470

China - 26.0%
360 Security Technology, Inc., Class A	33,054	64,709
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	9,736	44,596
Advanced Micro-Fabrication Equipment Inc China, Class A*	2,121	51,595
AECC Aero-Engine Control Co. Ltd., Class A	7,000	23,360
Agricultural Bank of China Ltd., Class A	554,839	274,079
Agricultural Bank of China Ltd., Class H	3,196,035	1,204,395
Aier Eye Hospital Group Co. Ltd., Class A	31,520	118,546
Air China Ltd., Class A*	17,096	20,921
Air China Ltd., Class H*(a)	69,821	53,069
Alibaba Group Holding Ltd., ADR*(a)	115,540	9,191,207
Aluminum Corp. of China Ltd., Class H	66,329	29,317
Amlogic Shanghai Co. Ltd., Class A*	2,722	34,291
Angang Steel Co. Ltd., Class A	34,600	13,693
Angang Steel Co. Ltd., Class H*	35,410	9,499
Angel Yeast Co. Ltd., Class A	6,112	31,204
Anhui Conch Cement Co. Ltd., Class H	25,168	66,872
Anjoy Foods Group Co. Ltd., Class A	1,900	41,097
ANTA Sports Products Ltd.	76,332	779,580
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	17,962
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,452	26,856
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	2,040	27,206
Autohome, Inc., ADR	7,101	203,231
Avary Holding Shenzhen Co. Ltd., Class A	4,836	17,252
AVIC Industry-Finance Holdings Co. Ltd., Class A	47,600	25,785
Baidu, Inc., ADR*	29,384	3,609,824
Bank of Beijing Co. Ltd., Class A	91,802	60,937
Bank of Chengdu Co. Ltd., Class A	16,300	28,753

Bank of China Ltd., Class A	149,013	81,556
Bank of China Ltd., Class H	5,194,572	2,037,152
Bank of Communications Co. Ltd., Class A	259,714	213,215
Bank of Communications Co. Ltd., Class H	757,242	488,496
Bank of Hangzhou Co. Ltd., Class A	35,743	58,236
Bank of Jiangsu Co. Ltd., Class A*	62,276	64,847
Bank of Nanjing Co. Ltd., Class A	52,895	62,650
Bank of Ningbo Co. Ltd., Class A	25,655	88,567
Bank of Shanghai Co. Ltd., Class A	65,639	56,835
Bank of Zhengzhou Co. Ltd., Class A*	73,100	23,697
Baoshan Iron & Steel Co. Ltd., Class A	7,256	5,987
BBMG Corp., Class A	45,480	13,914
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,038	17,179
Beijing Easpring Material Technology Co. Ltd., Class A*	2,700	18,582
Beijing Enlight Media Co. Ltd., Class A	20,500	25,345
Beijing Kingsoft Office Software, Inc., Class A*	2,364	143,317
Beijing New Building Materials PLC, Class A	8,000	25,519
Beijing Shiji Information Technology Co. Ltd., Class A	8,680	23,741
Beijing Tongrentang Co. Ltd., Class A	6,200	52,718
Beijing United Information Technology Co. Ltd., Class A*	3,290	21,169
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	984	12,842
Bethel Automotive Safety Systems Co. Ltd., Class A	2,700	26,830
Betta Pharmaceuticals Co. Ltd., Class A*	2,800	22,150
BGI Genomics Co. Ltd., Class A	3,200	26,446
Bilibili, Inc., ADR*	21,876	342,578
Bloomage Biotechnology Corp. Ltd., Class A*	518	6,404
Blue Moon Group Holdings Ltd., 144A	121,938	67,135
BOC International China Co. Ltd., Class A	14,455	22,071
BOE Technology Group Co. Ltd., Class A*	51,887	28,908
BYD Co. Ltd., Class A	6,878	244,839
BYD Co. Ltd., Class H	57,551	1,737,944
By-health Co. Ltd., Class A	4,800	15,318
Caitong Securities Co. Ltd., Class A	27,800	29,182
Canmax Technologies Co. Ltd., Class A	4,160	19,534
CanSino Biologics, Inc., Class A	1,485	18,549
CanSino Biologics, Inc., Class H, 144A	4,744	17,635
CECEP Wind-Power Corp., Class A*	44,100	23,827
CETC Cyberspace Security Technology Co. Ltd., Class A	5,300	22,016
CGN Power Co. Ltd., Class A	122,190	53,329
CGN Power Co. Ltd., Class H, 144A	1,028,586	247,021
Changchun High & New Technology Industry Group, Inc., Class A	1,512	33,823
Changjiang Securities Co. Ltd., Class A	29,600	24,965
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A*	1,412	20,998
Chaozhou Three-Circle Group Co. Ltd., Class A	11,300	47,811
Chengxin Lithium Group Co. Ltd., Class A	5,100	21,629
China Baoan Group Co. Ltd., Class A	13,549	22,988
China Bohai Bank Co. Ltd., Class H, 144A*	245,802	35,795
China Cinda Asset Management Co. Ltd., Class H	529,076	58,799
China CITIC Bank Corp. Ltd., Class A	34,100	30,866
China CITIC Bank Corp. Ltd., Class H	641,557	337,651
China Conch Venture Holdings Ltd.	94,009	118,168
China Construction Bank Corp., Class A	59,021	53,009
China Construction Bank Corp., Class H	9,667,325	6,186,989
China Eastern Airlines Corp. Ltd., Class A*	11,908	7,804
China Eastern Airlines Corp. Ltd., Class H*(a)	105,864	35,702
China Everbright Bank Co. Ltd., Class A	169,415	74,891
China Everbright Bank Co. Ltd., Class H*	466,999	143,770
China Evergrande Group*(b)	185,090	0
China Feihe Ltd., 144A	148,909	86,550
China Galaxy Securities Co. Ltd., Class A	18,000	28,696
China Galaxy Securities Co. Ltd., Class H	243,905	131,483
China Great Wall Securities Co. Ltd., Class A*	33,500	39,725
China Greatwall Technology Group Co. Ltd., Class A	13,749	23,231
China Hongqiao Group Ltd.	130,495	92,684
China International Capital Corp. Ltd., Class A	10,188	59,548
China International Capital Corp. Ltd., Class H, 144A	174,169	318,603
China Jushi Co. Ltd., Class A	19,600	37,490
China Lesso Group Holdings Ltd.	71,198	47,021
China Life Insurance Co. Ltd., Class A	13,829	72,466
China Life Insurance Co. Ltd., Class H	771,877	1,303,512
China Literature Ltd., 144A*(a)	37,988	143,639
China Merchants Bank Co. Ltd., Class A	128,460	582,287
China Merchants Bank Co. Ltd., Class H	427,272	1,986,740
China Merchants Securities Co. Ltd., Class A	55,344	108,035
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	34,643	61,645

China Minsheng Banking Corp. Ltd., Class A	143,963	80,004
China Minsheng Banking Corp. Ltd., Class H	449,954	178,183
China National Chemical Engineering Co. Ltd., Class A	10,701	12,840
China National Nuclear Power Co. Ltd., Class A	109,672	108,351
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,854	9,556
China Pacific Insurance Group Co. Ltd., Class A	29,460	115,139
China Pacific Insurance Group Co. Ltd., Class H	156,129	394,897
China Railway Group Ltd., Class A	43,224	47,860
China Railway Group Ltd., Class H	212,390	139,997
China Railway Signal & Communication Corp. Ltd., Class A	35,744	29,896
China Rare Earth Resources And Technology Co. Ltd., Class A*	5,900	25,833
China Resources Microelectronics Ltd., Class A	6,121	51,093
China Resources Mixc Lifestyle Services Ltd., 144A	45,989	209,435
China Resources Pharmaceutical Group Ltd., 144A	96,281	92,367
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,300	39,417
China Southern Airlines Co. Ltd., Class A*	22,000	19,358
China Southern Airlines Co. Ltd., Class H*	80,834	46,570
China State Construction Engineering Corp. Ltd., Class A	142,259	117,787
China Three Gorges Renewables Group Co. Ltd., Class A	151,000	115,065
China Tower Corp. Ltd., Class H, 144A	3,000,181	329,595
China United Network Communications Ltd., Class A	198,767	137,238
China Vanke Co. Ltd., Class A	24,452	48,864
China Vanke Co. Ltd., Class H	83,774	110,653
China Yangtze Power Co. Ltd., Class A	169,618	535,814
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,284	42,491
China Zheshang Bank Co. Ltd., Class A	90,700	36,531
Chongqing Brewery Co. Ltd., Class A	3,100	38,810
Chongqing Changan Automobile Co. Ltd., Class A	12,870	21,583
Chongqing Changan Automobile Co. Ltd., Class B	50,800	22,258
Chongqing Rural Commercial Bank Co. Ltd., Class A	48,100	26,663
Chongqing Rural Commercial Bank Co. Ltd., Class H	163,645	56,442
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,540	74,376
CITIC Securities Co. Ltd., Class A	71,246	200,466
CITIC Securities Co. Ltd., Class H	237,651	437,764
CMOC Group Ltd., Class A	33,700	24,782
CMOC Group Ltd., Class H	121,368	63,411
CNGR Advanced Material Co. Ltd., Class A*	2,900	23,429
CNPC Capital Co. Ltd., Class A	22,800	25,053
Contemporary Amperex Technology Co. Ltd., Class A	26,380	818,780
COSCO SHIPPING Development Co. Ltd., Class A	68,400	23,997
COSCO SHIPPING Holdings Co. Ltd., Class A	36,076	52,855
COSCO SHIPPING Holdings Co. Ltd., Class H	169,655	149,538
Country Garden Holdings Co. Ltd. (a)	822,932	151,378
Country Garden Services Holdings Co. Ltd.	223,570	260,176
CRRC Corp. Ltd., Class A	36,300	35,863
CRRC Corp. Ltd., Class H	204,213	126,520
CSC Financial Co. Ltd., Class A	14,300	50,952
CSC Financial Co. Ltd., Class H, 144A	57,366	62,875
Dali Foods Group Co. Ltd., 144A	140,667	46,899
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,739	26,215
DHC Software Co. Ltd., Class A	28,000	28,960
Do-Fluoride New Materials Co. Ltd., Class A	6,720	18,861
Dong-E-E-Jiao Co. Ltd., Class A	5,400	37,413
Dongfeng Motor Group Co. Ltd., Class H	165,315	71,589
Dongxing Securities Co. Ltd., Class A	22,800	26,205
East Money Information Co. Ltd., Class A	51,667	101,655
Eastroc Beverage Group Co. Ltd., Class A*	1,800	40,060
Ecovacs Robotics Co. Ltd., Class A	1,965	19,094
Eve Energy Co. Ltd., Class A	6,482	58,218
Everbright Securities Co. Ltd., Class A	32,088	71,329
Evergrande Property Services Group Ltd., 144A*(b)	362,957	0
Fangda Carbon New Material Co. Ltd., Class A*	29,300	25,987
First Capital Securities Co. Ltd., Class A	28,400	23,395
Flat Glass Group Co. Ltd., Class A	9,482	42,954
Flat Glass Group Co. Ltd., Class H	59,696	167,766

Focus Media Information Technology Co. Ltd., Class A	60,942	54,906
Foshan Haitian Flavouring & Food Co. Ltd., Class A*	9,258	78,605
Foxconn Industrial Internet Co. Ltd., Class A	39,157	99,187
Fujian Sunner Development Co. Ltd., Class A	8,260	21,931
Fuyao Glass Industry Group Co. Ltd., Class A	7,431	33,829
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	48,221	175,556
Ganfeng Lithium Group Co. Ltd., Class A	7,847	68,275
Ganfeng Lithium Group Co. Ltd., Class H, 144A (a)	23,236	147,076
G-bits Network Technology Xiamen Co. Ltd., Class A	500	39,285
GDS Holdings Ltd., ADR*(a)	21,565	210,474
GEM Co. Ltd., Class A	26,341	24,656
Gemdale Corp., Class A	13,396	13,629
Genscript Biotech Corp.*(a)	108,205	239,404
GF Securities Co. Ltd., Class A	40,163	83,981
GF Securities Co. Ltd., Class H	125,137	173,920
GigaDevice Semiconductor, Inc., Class A	3,204	49,819
Ginlong Technologies Co. Ltd., Class A*	2,000	28,014
GoerTek, Inc., Class A	10,488	27,052
Gotion High-tech Co. Ltd., Class A	2,119	7,913
Great Wall Motor Co. Ltd., Class A*	7,101	22,511
Great Wall Motor Co. Ltd., Class H*	98,812	101,485
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,070	65,120
Greentown China Holdings Ltd.	56,013	52,591
Guangdong Haid Group Co. Ltd., Class A	3,270	21,219
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,171	28,155
Guangzhou Automobile Group Co. Ltd., Class H	87,485	50,178
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,832	39,458
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	27,363	91,755
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,871	27,853
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A*	4,300	37,444
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,210	64,326
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	25,700	24,381
Guosen Securities Co. Ltd., Class A	21,556	27,861
Guotai Junan Securities Co. Ltd., Class A	33,191	68,936
Guotai Junan Securities Co. Ltd., Class H, 144A	61,314	75,504
Guoyuan Securities Co. Ltd., Class A	22,400	21,062
H World Group Ltd., ADR*	10,574	387,220
Haidilao International Holding Ltd., 144A*	94,340	198,604
Haier Smart Home Co. Ltd., Class A	23,907	72,065
Haier Smart Home Co. Ltd., Class H	141,147	404,784
Haitong Securities Co. Ltd., Class A	49,036	64,755
Haitong Securities Co. Ltd., Class H	197,837	131,415
Hangzhou First Applied Material Co. Ltd., Class A	16,301	70,092
Hangzhou Lion Electronics Co. Ltd., Class A*	3,800	21,726
Hangzhou Oxygen Plant Group Co. Ltd., Class A	5,300	26,575
Hangzhou Robam Appliances Co. Ltd., Class A	4,600	15,080
Hangzhou Silan Microelectronics Co. Ltd., Class A	9,789	43,891
Hangzhou Tigermed Consulting Co. Ltd., Class A*	2,805	31,806
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	7,661	57,446
Hansoh Pharmaceutical Group Co. Ltd., 144A	114,879	190,187
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,800	26,906
Hengan International Group Co. Ltd.	36,388	154,788
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,500	24,157
Hengtong Optic-electric Co. Ltd., Class A	11,400	23,133
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,442	32,548
Hoshine Silicon Industry Co. Ltd., Class A	3,100	29,304
Hoyuan Green Energy Co. Ltd., Class A	1,900	20,592
Hua Hong Semiconductor Ltd., 144A*	69,753	225,879
Huadong Medicine Co. Ltd., Class A	6,850	37,433
Huafon Chemical Co. Ltd., Class A	11,000	10,374
Hualan Biological Engineering, Inc., Class A	8,100	25,610
Huaneng Lancang River Hydropower, Inc., Class A	38,942	40,987
Huatai Securities Co. Ltd., Class A	35,679	67,745
Huatai Securities Co. Ltd., Class H, 144A	85,391	106,790
Huaxi Securities Co. Ltd., Class A	20,900	24,344
Huaxia Bank Co. Ltd., Class A	54,452	44,168
Huayu Automotive Systems Co. Ltd., Class A	11,706	28,683
Huizhou Desay Sv Automotive Co. Ltd., Class A	3,670	58,440

Humanwell Healthcare Group Co. Ltd., Class A	7,800	28,745
Hundsun Technologies, Inc., Class A	8,183	48,782
Iflytek Co. Ltd., Class A	12,131	101,719
Imeik Technology Development Co. Ltd., Class A	1,200	75,882
Industrial & Commercial Bank of China Ltd., Class A	381,492	258,582
Industrial & Commercial Bank of China Ltd., Class H	8,152,037	4,363,304
Industrial Bank Co. Ltd., Class A	80,490	187,055
Industrial Securities Co. Ltd., Class A	36,516	31,362
Ingenic Semiconductor Co. Ltd., Class A	1,680	22,261
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,218	89,829
Innovent Biologics, Inc., 144A*	90,031	422,079
Inspur Electronic Information Industry Co. Ltd., Class A*	7,671	47,969
iQIYI, Inc., ADR*	19,133	77,680
JA Solar Technology Co. Ltd., Class A	21,971	110,999
Jafron Biomedical Co. Ltd., Class A	5,198	20,155
Jason Furniture Hangzhou Co. Ltd., Class A	4,100	20,311
JCET Group Co. Ltd., Class A	8,792	38,495
JD Health International, Inc., 144A*	38,525	237,452
JD Logistics, Inc., 144A*	114,697	183,439
JD.com, Inc., ADR	65,116	2,122,782
JD.com, Inc., Class A	16,948	272,571
Jiangsu Eastern Shenghong Co. Ltd., Class A	23,742	38,783
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,900	29,861
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	25,012	159,883
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,600	30,281
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,500	25,787
Jiangsu Zhongtian Technology Co. Ltd., Class A	13,925	28,414
Jiangxi Copper Co. Ltd., Class H	26,927	40,520
Jiangxi Special Electric Motor Co. Ltd., Class A*	9,000	14,702
Joinn Laboratories China Co. Ltd., Class A	2,800	17,769
Joinn Laboratories China Co. Ltd., Class H, 144A	7,278	26,311
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	5,489	28,000
Juewei Food Co. Ltd., Class A	3,700	19,871
Juneyao Airlines Co. Ltd., Class A*	11,100	24,456
KE Holdings, Inc., ADR*	38,174	543,598
Keda Industrial Group Co. Ltd., Class A	11,000	16,379
Kingdee International Software Group Co. Ltd.*	289,361	384,422
Kingsoft Corp. Ltd.*(a)	88,406	321,292
Kuaishou Technology, 144A*	77,417	524,140
Kuang-Chi Technologies Co. Ltd., Class A	9,700	21,617
LB Group Co. Ltd., Class A	7,201	15,856
Lenovo Group Ltd.	869,832	817,803
Lens Technology Co. Ltd., Class A	11,938	19,484
Lepu Medical Technology Beijing Co. Ltd., Class A	7,400	25,650
Li Auto, Inc., ADR*(a)	57,428	1,668,283
Li Ning Co. Ltd.	146,823	787,732
Liaoning Port Co. Ltd., Class A	106,100	23,377
Livzon Pharmaceutical Group, Inc., Class A*	5,000	27,492
Longfor Group Holdings Ltd., 144A	130,694	251,429
LONGi Green Energy Technology Co. Ltd., Class A	59,333	239,970
Lufax Holding Ltd., ADR	190,712	244,111
Luxshare Precision Industry Co. Ltd., Class A	29,353	112,456
Mango Excellent Media Co. Ltd., Class A	7,960	32,685
Maxscend Microelectronics Co. Ltd., Class A	2,174	27,043
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	26,100	23,368
Meituan, Class B, 144A*	507,535	7,144,682
Metallurgical Corp. of China Ltd., Class A	56,242	31,808
Metallurgical Corp. of China Ltd., Class H	220,909	54,181
Microport Scientific Corp.*	45,063	77,597
Ming Yang Smart Energy Group Ltd., Class A	11,834	29,179
Montage Technology Co. Ltd., Class A	6,436	57,624
Muyuan Foods Co. Ltd., Class A	15,550	87,398
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	15,500	29,452
NARI Technology Co. Ltd., Class A	26,736	102,955
NAURA Technology Group Co. Ltd., Class A	2,163	92,111
NavInfo Co. Ltd., Class A	11,031	18,143
NetEase, Inc., ADR	24,025	2,044,047
New China Life Insurance Co. Ltd., Class A	9,680	49,977
New China Life Insurance Co. Ltd., Class H	58,721	151,899
New Hope Liuhe Co. Ltd., Class A*	10,878	17,204
New Oriental Education & Technology Group, Inc., ADR*	10,320	388,754

Ninestar Corp., Class A	7,759	42,585
Ningbo Deye Technology Co. Ltd., Class A	2,340	44,476
Ningbo Orient Wires & Cables Co. Ltd., Class A	3,000	20,629
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,814	22,731
Ningbo Shanshan Co. Ltd., Class A*	13,500	27,963
Ningbo Tuopu Group Co. Ltd., Class A	3,500	28,552
Ningbo Zhoushan Port Co. Ltd., Class A*	77,800	38,541
NIO, Inc., ADR*	159,074	1,197,827
Nongfu Spring Co. Ltd., Class H, 144A (a)	109,970	590,009
Offcn Education Technology Co. Ltd., Class A*	26,339	18,555
Oppein Home Group, Inc., Class A	2,766	36,818
Orient Securities Co. Ltd., Class A	23,380	32,449
Orient Securities Co. Ltd., Class H, 144A	82,219	43,902
Ovctek China, Inc., Class A	3,677	14,397
People’s Insurance Co. Group of China Ltd., Class A	71,904	61,755
People’s Insurance Co. Group of China Ltd., Class H	901,113	340,727
Perfect World Co. Ltd., Class A	12,100	31,193
Pharmaron Beijing Co. Ltd., Class A	5,505	35,614
Pharmaron Beijing Co. Ltd., Class H, 144A	20,608	76,080
PICC Property & Casualty Co. Ltd., Class H	443,475	528,550
Ping An Bank Co. Ltd., Class A	81,233	132,238
Ping An Insurance Group Co. of China Ltd., Class A	69,167	456,208
Ping An Insurance Group Co. of China Ltd., Class H	649,874	4,125,921
Poly Developments and Holdings Group Co. Ltd., Class A	32,388	57,906
Poly Property Services Co. Ltd., Class H	10,741	50,904
Pop Mart International Group Ltd., 144A	18,980	41,702
Postal Savings Bank of China Co. Ltd., Class A	173,473	125,130
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,336,192	839,787
Pylon Technologies Co. Ltd., Class A	839	23,268
Qinghai Salt Lake Industry Co. Ltd., Class A*	28,100	74,097
Remegen Co. Ltd., Class H, 144A*	11,366	49,148
Rockchip Electronics Co. Ltd., Class A	2,300	28,291
SAIC Motor Corp. Ltd., Class A	6,388	12,031
Sangfor Technologies, Inc., Class A	2,112	36,933
Sany Heavy Industry Co. Ltd., Class A	30,512	62,858
Satellite Chemical Co. Ltd., Class A	14,949	26,580
Seazen Holdings Co. Ltd., Class A*	10,115	19,844
SF Holding Co. Ltd., Class A	17,931	119,099
SG Micro Corp., Class A	1,209	18,399
Shandong Gold Mining Co. Ltd., Class A	13,900	49,254
Shandong Gold Mining Co. Ltd., Class H, 144A	49,319	93,998
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,250	41,959
Shandong Linglong Tyre Co. Ltd., Class A	4,844	14,479
Shandong Nanshan Aluminum Co. Ltd., Class A	6,684	2,823
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	149,410	221,016
Shanghai Baosight Software Co. Ltd., Class A	7,347	54,676
Shanghai Baosight Software Co. Ltd., Class B	31,434	104,518
Shanghai Electric Group Co. Ltd., Class H*	153,725	39,274
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	13,471	58,944
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	48,230	131,230
Shanghai Friendess Electronic Technology Corp. Ltd., Class A*	860	24,120
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	2,507	20,082
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	25,376	68,236
Shanghai International Airport Co. Ltd., Class A*	10,084	65,945
Shanghai International Port Group Co. Ltd., Class A	42,100	31,136
Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,632	37,060
Shanghai Junshi Biosciences Co. Ltd., Class A*	4,474	28,568
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	11,583	37,805
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	65,381	39,032
Shanghai M&G Stationery, Inc., Class A	4,400	26,255
Shanghai Medicilon, Inc., Class A	744	13,623
Shanghai MicroPort MedBot Group Co. Ltd.*(a)	19,404	45,162
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,300	20,732
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	47,085	93,830
Shanghai Pudong Development Bank Co. Ltd., Class A	185,361	191,193

Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,411	26,972
Shanghai RAAS Blood Products Co. Ltd., Class A	27,100	25,557
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,885	18,843
Shengyi Technology Co. Ltd., Class A	11,100	23,771
Shennan Circuits Co. Ltd., Class A	2,600	28,584
Shenwan Hongyuan Group Co. Ltd., Class A	74,927	49,630
Shenzhen Capchem Technology Co. Ltd., Class A	3,357	22,151
Shenzhen Dynanonic Co. Ltd., Class A	1,440	22,221
Shenzhen Inovance Technology Co. Ltd., Class A	8,818	73,122
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,224	32,073
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,791	328,639
Shenzhen Overseas Chinese Town Co. Ltd., Class A	67,864	45,238
Shenzhen SC New Energy Technology Corp., Class A	1,900	25,498
Shenzhen Transsion Holdings Co. Ltd., Class A	3,965	69,971
Shenzhou International Group Holdings Ltd.	49,621	401,874
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	39,402
Sichuan Chuantou Energy Co. Ltd., Class A	27,600	57,711
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,800	25,208
Sichuan Road & Bridge Group Co. Ltd., Class A	16,552	35,307
Sichuan Swellfun Co. Ltd., Class A	3,800	31,095
Sichuan Yahua Industrial Group Co. Ltd., Class A	7,000	17,663
Sinoma Science & Technology Co. Ltd., Class A	5,182	14,123
Sinomine Resource Group Co. Ltd., Class A	4,200	31,592
Sinopharm Group Co. Ltd., Class H	80,342	263,248
Sinotrans Ltd., Class H	68,376	22,622
Skshu Paint Co. Ltd., Class A*	1,500	18,819
Songcheng Performance Development Co. Ltd., Class A	11,400	20,318
SooChow Securities Co. Ltd., Class A	31,000	31,279
StarPower Semiconductor Ltd., Class A	1,000	30,611
Sunac China Holdings Ltd.*	230,518	35,042
Sungrow Power Supply Co. Ltd., Class A	5,689	87,932
Sunny Optical Technology Group Co. Ltd.	42,016	395,028
Sunwoda Electronic Co. Ltd., Class A	10,172	22,726
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	8,700	31,023
Suzhou Maxwell Technologies Co. Ltd., Class A	1,104	24,479
TCL Technology Group Corp., Class A	27,024	14,639
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	24,262	126,489
Tencent Holdings Ltd.	637,392	25,289,682
Tencent Music Entertainment Group, ADR*	71,771	498,091
Thunder Software Technology Co. Ltd., Class A	2,871	39,404
Tianqi Lithium Corp., Class A*	5,700	57,546
Tianqi Lithium Corp., Class H*	6,629	42,975
Tingyi Cayman Islands Holding Corp.	68,291	102,416
Toly Bread Co. Ltd., Class A	12,840	18,830
Tongcheng Travel Holdings Ltd.*	91,194	181,963
Tongwei Co. Ltd., Class A	18,550	88,822
Topchoice Medical Corp., Class A*	1,965	29,161
Topsports International Holdings Ltd., 144A	161,124	125,141
TravelSky Technology Ltd., Class H	98,588	179,841
Trina Solar Co. Ltd., Class A	7,039	38,821
Trip.com Group Ltd., ADR*	66,523	2,100,796
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,428	44,331
Uni-President China Holdings Ltd.*	78,694	68,357
Unisplendour Corp. Ltd., Class A	7,300	33,417
Universal Scientific Industrial Shanghai Co. Ltd., Class A	8,200	16,180
Vipshop Holdings Ltd., ADR*	35,883	513,845
Walvax Biotechnology Co. Ltd., Class A	6,070	24,610
Wanhua Chemical Group Co. Ltd., Class A	12,131	140,040
Weibo Corp., ADR*	8,866	123,858
Weichai Power Co. Ltd., Class A	29,288	47,513
Weichai Power Co. Ltd., Class H	122,393	166,354
Weihai Guangwei Composites Co. Ltd., Class A	5,280	21,703
Wens Foodstuffs Group Co. Ltd., Class A	15,686	37,026
Western Mining Co. Ltd., Class A	14,800	21,310
Western Securities Co. Ltd., Class A	44,956	40,882
Western Superconducting Technologies Co. Ltd., Class A	2,657	28,938
Will Semiconductor Co. Ltd., Class A	4,218	59,128
Wingtech Technology Co. Ltd., Class A	5,301	37,121
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,600	39,870
WuXi AppTec Co. Ltd., Class A	16,850	153,702

WuXi AppTec Co. Ltd., Class H, 144A*	37,321	307,502
Wuxi Biologics Cayman, Inc., 144A*	369,527	1,890,532
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,500	25,973
Xiamen C & D, Inc., Class A	24,800	40,406
Xiamen Faratronic Co. Ltd., Class A	1,400	26,327
Xiaomi Corp., Class B, 144A*	914,446	1,207,853
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	27,287	41,663
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	100,138	72,658
Xinyi Solar Holdings Ltd.	517,881	511,381
XPeng, Inc., ADR*(a)	69,154	544,934
Yadea Group Holdings Ltd., 144A	93,620	186,564
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A*	3,400	19,658
Yealink Network Technology Corp. Ltd., Class A*	4,533	33,715
Yifeng Pharmacy Chain Co. Ltd., Class A	3,395	23,641
Yihai Kerry Arawana Holdings Co. Ltd., Class A	7,184	40,528
Yintai Gold Co. Ltd., Class A	15,400	27,987
YongXing Special Materials Technology Co. Ltd., Class A	2,080	18,462
Yonyou Network Technology Co. Ltd., Class A	20,100	56,076
YTO Express Group Co. Ltd., Class A	14,655	31,651
Yunda Holding Co. Ltd., Class A	8,618	13,787
Yunnan Aluminium Co. Ltd., Class A	18,868	32,039
Yunnan Baiyao Group Co. Ltd., Class A	7,847	59,300
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,000	25,881
Yunnan Energy New Material Co. Ltd., Class A*	4,177	53,295
Yunnan Tin Co. Ltd., Class A	1,600	3,193
Yunnan Yuntianhua Co. Ltd., Class A	8,300	19,405
Zai Lab Ltd., ADR*(a)	5,246	170,443
Zangge Mining Co. Ltd., Class A	9,300	29,992
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,356	100,578
Zhejiang Century Huatong Group Co. Ltd., Class A*	34,986	30,539
Zhejiang Chint Electrics Co. Ltd., Class A	14,554	53,410
Zhejiang Dahua Technology Co. Ltd., Class A	19,868	55,317
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	17,858
Zhejiang Expressway Co. Ltd., Class H	101,490	75,195
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,900	25,633
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,273	21,243
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,575	63,620
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,030	16,474
Zhejiang Juhua Co. Ltd., Class A	18,500	34,140
Zhejiang NHU Co. Ltd., Class A*	13,516	28,641
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,700	49,968
Zhejiang Supcon Technology Co. Ltd., Class A	3,464	50,279
Zhejiang Supor Co. Ltd., Class A	2,900	18,196
Zhejiang Weiming Environment Protection Co. Ltd., Class A	9,700	24,652
Zhejiang Weixing New Building Materials Co. Ltd., Class A	9,000	24,389
Zheshang Securities Co. Ltd., Class A	16,722	23,467
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	100,762	283,818
Zhongji Innolight Co. Ltd., Class A*	5,100	76,939
Zhongsheng Group Holdings Ltd.	30,982	114,378
Zhongtai Securities Co. Ltd., Class A	38,900	37,176
Zhuzhou CRRC Times Electric Co. Ltd.	30,023	126,370
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,281	53,178
Zhuzhou Kibing Group Co. Ltd., Class A*	10,180	11,543
Zijin Mining Group Co. Ltd., Class A	72,952	109,441
Zijin Mining Group Co. Ltd., Class H	351,324	476,615
ZTE Corp., Class A	18,512	91,394
ZTE Corp., Class H	50,211	154,259
ZTO Express Cayman, Inc., ADR	29,561	746,120

(Cost $191,435,402)		125,012,198

Colombia - 0.1%
Bancolombia SA	24,943	156,834
Ecopetrol SA	95,129	43,806
Interconexion Electrica SA ESP	26,185	104,234

(Cost $409,271)		304,874

Cyprus - 0.0%
Polymetal International PLC*(b)
(Cost $548,412)	28,889	0

Czech Republic - 0.2%
CEZ AS	9,501	425,532
Komercni Banka AS	7,680	227,880
Moneta Money Bank AS, 144A	38,676	137,398

(Cost $882,771)		790,810

Egypt - 0.1%
Abou Kir Fertilizers & Chemical Industries	19,352	29,730
Commercial International Bank Egypt SAE	269,614	456,337
Egyptian Financial Group-Hermes Holding Co.*	72,041	44,157

(Cost $607,967)		530,224

Greece - 0.4%
Alpha Services and Holdings SA*	201,615	297,802
Eurobank Ergasias Services and Holdings SA*	269,404	419,329
Hellenic Telecommunications Organization SA	19,510	297,850
JUMBO SA	7,006	162,079
Mytilineos SA	4,852	152,492
National Bank of Greece SA*	55,490	343,116
Piraeus Financial Holdings SA*	72,832	214,304
Star Bulk Carriers Corp.	4,606	78,901
Terna Energy SA	6,954	149,311

(Cost $1,660,344)		2,115,184

Hong Kong - 0.7%
Beijing Enterprises Water Group Ltd.	149,433	36,651
BOC Hong Kong Holdings Ltd.	383,811	1,139,923
China Everbright Environment Group Ltd.	200,120	78,225
China Jinmao Holdings Group Ltd.	432,031	61,811
China Merchants Port Holdings Co. Ltd.	80,561	116,907
China Overseas Land & Investment Ltd.	300,222	609,016
China Resources Land Ltd.	179,983	673,650
China State Construction International Holdings Ltd.	100,213	113,293
China Taiping Insurance Holdings Co. Ltd.	147,385	153,631
Guangdong Investment Ltd.	127,454	108,596
Orient Overseas International Ltd. (a)	4,242	51,723
Want Want China Holdings Ltd.	261,042	174,734

(Cost $4,119,160)		3,318,160

Hungary - 0.2%
OTP Bank Nyrt	23,501	729,451
Richter Gedeon Nyrt	14,383	360,830

(Cost $1,766,928)		1,090,281

India - 14.2%
Aarti Industries Ltd.	16,436	101,776
ABB India Ltd.	3,116	155,397
ACC Ltd.*	3,245	69,707
Adani Green Energy Ltd.*	39,155	462,722
Adani Ports & Special Economic Zone Ltd.	81,508	727,920
Adani Transmission Ltd.*	23,635	221,889
Alkem Laboratories Ltd.	2,723	110,576
Ambuja Cements Ltd.*	34,019	174,183
Apollo Hospitals Enterprise Ltd.	7,754	433,190
Ashok Leyland Ltd.	118,617	209,758
Asian Paints Ltd.	42,241	1,630,247
Astral Ltd.	9,985	219,821
AU Small Finance Bank Ltd., 144A	34,487	323,853
Aurobindo Pharma Ltd.	26,078	207,598
Avenue Supermarts Ltd., 144A*	20,293	851,450
Axis Bank Ltd., GDR	9,274	510,997
Axis Bank Ltd.	191,270	2,115,065
Bajaj Auto Ltd.	2,829	156,173
Bajaj Finance Ltd.	15,395	1,300,692
Bajaj Finserv Ltd.	23,950	420,063
Bajaj Holdings & Investment Ltd.	2,291	201,179
Balkrishna Industries Ltd.	5,087	139,811
Bandhan Bank Ltd., 144A*	69,084	223,789
Bank of Baroda	84,525	189,010
Berger Paints India Ltd.	23,484	184,635
Bharat Forge Ltd.	15,041	143,862
Bharti Airtel Ltd.	215,016	2,208,847
Biocon Ltd.	35,317	104,672
Bosch Ltd.	463	103,916
Britannia Industries Ltd.	4,327	243,571
Canara Bank	30,287	113,377
CG Power & Industrial Solutions Ltd.	44,974	213,558
Cholamandalam Investment and Finance Co. Ltd.	37,973	482,351
Cipla Ltd.	49,572	571,057
Colgate-Palmolive India Ltd.	12,141	233,547
Container Corp. Of India Ltd.	19,022	154,267
Cummins India Ltd.	7,966	169,455
Dabur India Ltd.	41,274	277,083
Dalmia Bharat Ltd.	5,720	147,263
Deepak Nitrite Ltd.	7,381	185,016
Delhivery Ltd.*	18,859	79,601
Divi’s Laboratories Ltd.	11,563	481,294
DLF Ltd.	39,961	229,385
Dr. Reddy’s Laboratories Ltd.	11,134	605,748
Eicher Motors Ltd.	7,712	342,287
Embassy Office Parks REIT	83,442	310,634
FSN E-Commerce Ventures Ltd.*	54,242	81,987
Gland Pharma Ltd., 144A*	5,501	61,442
Godrej Consumer Products Ltd.*	39,921	510,690
Godrej Properties Ltd.*	7,592	127,583
Grasim Industries Ltd.	18,473	383,686
Gujarat Fluorochemicals Ltd.	3,350	138,006
Havells India Ltd.	12,185	192,639
HCL Technologies Ltd.	99,000	1,370,268
HDFC Asset Management Co. Ltd., 144A	3,973	94,271
HDFC Life Insurance Co. Ltd., 144A*	59,420	425,440
Hero MotoCorp Ltd.	7,744	258,336
Hindalco Industries Ltd.	70,196	344,396
Hindustan Unilever Ltd.	81,874	2,639,888
Honeywell Automation India Ltd.	156	75,527
Housing Development Finance Corp. Ltd.	102,067	3,257,482
ICICI Bank Ltd.	322,364	3,698,353
ICICI Lombard General Insurance Co. Ltd., 144A	23,926	341,862
ICICI Prudential Life Insurance Co. Ltd., 144A	40,223	226,562
IDFC First Bank Ltd.*	216,473	187,477

Indian Railway Catering & Tourism Corp. Ltd.	21,352	167,627
Indus Towers Ltd.*	40,374	75,080
IndusInd Bank Ltd.	59,936	932,091
Info Edge India Ltd.	5,921	291,559
Infosys Ltd.	342,829	5,462,844
Infosys Ltd., ADR	58,850	939,246
InterGlobe Aviation Ltd., 144A*	4,584	131,455
JSW Energy Ltd.*	44,367	136,241
JSW Steel Ltd.	53,721	452,134
Jubilant Foodworks Ltd.	34,714	202,791
Kansai Nerolac Paints Ltd.	14,837	79,061
Kotak Mahindra Bank Ltd.	68,006	1,655,805
L&T Technology Services Ltd., 144A	2,360	111,337
Laurus Labs Ltd., 144A	30,967	123,783
Linde India Ltd.	2,032	97,169
LTIMindtree Ltd., 144A	7,477	451,737
Lupin Ltd.	20,674	201,038
Macrotech Developers Ltd., 144A*	18,836	124,185
Mahindra & Mahindra Ltd.	63,372	1,010,344
Marico Ltd.	50,047	328,507
Maruti Suzuki India Ltd.	7,628	863,715
Max Financial Services Ltd.*	25,412	217,024
Max Healthcare Institute Ltd.*	62,111	412,500
Mphasis Ltd.	5,326	125,332
MRF Ltd.	144	169,203
Muthoot Finance Ltd.	9,595	129,372
Nestle India Ltd.	2,083	545,679
NHPC Ltd.	162,103	85,135
NMDC Ltd.	52,600	67,902
Oberoi Realty Ltd.	9,399	105,741
Oracle Financial Services Software Ltd.	2,341	102,817
Page Industries Ltd.	374	175,290
PB Fintech Ltd.*	17,937	131,375
Persistent Systems Ltd.	3,846	238,871
PI Industries Ltd.	6,519	284,992
Pidilite Industries Ltd.	8,621	271,749
Piramal Enterprises Ltd.	8,258	76,983
Polycab India Ltd.	3,340	138,211
Power Finance Corp. Ltd.	67,521	148,864
Power Grid Corp. of India Ltd.	195,786	553,409
Punjab National Bank	164,143	102,872
REC Ltd.	67,842	116,074
Samvardhana Motherson International Ltd.	113,361	108,316
SBI Cards & Payment Services Ltd.	17,072	189,216
SBI Life Insurance Co. Ltd., 144A	24,792	370,088
Schaeffler India Ltd.	3,207	115,010
Shree Cement Ltd.	616	187,373
Shriram Finance Ltd.	16,751	283,412
Siemens Ltd.	5,163	221,646
Sona Blw Precision Forgings Ltd., 144A	22,601	147,943
SRF Ltd.	11,293	343,949
State Bank of India	189,776	1,330,099
Steel Authority of India Ltd.	62,485	62,310
Sun Pharmaceutical Industries Ltd.	100,753	1,187,806
Tata Communications Ltd.	9,401	147,523
Tata Consultancy Services Ltd.	107,720	4,283,051
Tata Consumer Products Ltd.	48,407	467,296
Tata Elxsi Ltd.	3,075	275,846
Tata Motors Ltd.*	98,455	626,323
Tata Motors Ltd., Class A*	30,661	100,731
Tata Power Co. Ltd.	67,055	173,084
Tata Steel Ltd.	406,589	519,958
Tata Teleservices Maharashtra Ltd.*	48,570	36,076
Tech Mahindra Ltd.	66,599	898,015
Titan Co. Ltd.	22,641	772,631
Torrent Pharmaceuticals Ltd.	10,386	230,463
Trent Ltd.	15,318	288,921
Tube Investments of India Ltd.	7,668	265,352
TVS Motor Co. Ltd.	17,039	268,317
UltraTech Cement Ltd.	6,395	608,338
United Spirits Ltd.*	20,220	215,931
UPL Ltd.	27,331	226,327
Varun Beverages Ltd.	17,985	368,355
Vedanta Ltd.	47,386	159,401
Voltas Ltd.	18,068	179,376
Wipro Ltd.	157,095	766,469
WNS Holdings Ltd., ADR*	3,510	272,727
Yes Bank Ltd.*	1,955,745	382,961
Zydus Lifesciences Ltd.	12,118	73,573

(Cost $73,138,965)		68,349,544

Indonesia - 2.4%
Aneka Tambang Tbk	380,026	48,042
PT Avia Avian Tbk	1,402,971	64,112
PT Bank Central Asia Tbk	5,489,458	3,314,182
PT Bank Jago Tbk*	529,518	84,073
PT Bank Mandiri Persero Tbk	3,674,834	1,238,019
PT Bank Negara Indonesia Persero Tbk	782,086	472,173
PT Bank Rakyat Indonesia Persero Tbk	7,353,658	2,734,933
PT Barito Pacific Tbk*	2,024,948	102,666
PT Bukalapak.Com Tbk*	4,586,220	64,862
PT Chandra Asri Petrochemical Tbk	1,231,052	175,747
PT Charoen Pokphand Indonesia Tbk	471,436	155,678
PT Dayamitra Telekomunikasi	1,727,020	75,464
PT Elang Mahkota Teknologi Tbk	2,080,502	82,582
PT Indah Kiat Pulp & Paper Tbk	113,331	52,167
PT Indocement Tunggal Prakarsa Tbk	7,289	4,814
PT Indofood CBP Sukses Makmur Tbk	98,928	77,215
PT Indofood Sukses Makmur Tbk	277,573	131,472
PT Indosat Tbk	125,053	69,242
PT Kalbe Farma Tbk	1,448,856	196,209

PT Merdeka Copper Gold Tbk*	975,882	195,307
PT Sarana Menara Nusantara Tbk	1,693,340	111,835
PT Semen Indonesia Persero Tbk	170,964	66,150
PT Sumber Alfaria Trijaya Tbk	1,575,748	277,517
PT Telkom Indonesia Persero Tbk	4,936,781	1,330,527
PT Tower Bersama Infrastructure Tbk	536,511	76,235
PT Unilever Indonesia Tbk	570,997	172,556
PT Vale Indonesia Tbk	165,095	69,386

(Cost $10,753,786)		11,443,165

Ireland - 0.7%
PDD Holdings, Inc., ADR*
(Cost $4,323,779)	52,666	3,440,143

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	116,136	230,574
Boubyan Bank KSCP	81,430	158,759
Gulf Bank KSCP	190,189	158,207
Kuwait Finance House KSCP	528,827	1,214,884
Mabanee Co KPSC	54,995	132,417
Mobile Telecommunications Co. KSCP	199,590	337,244
National Bank of Kuwait SAKP	467,130	1,396,457

(Cost $3,776,069)		3,628,542

Malaysia - 0.9%
AMMB Holdings Bhd	162,900	128,471
Axiata Group Bhd	151,452	91,222
Celcomdigi Bhd	88,800	86,001
CIMB Group Holdings Bhd	698,304	729,244
Gamuda Bhd	73,579	70,781
Hong Leong Bank Bhd	49,500	207,631
IHH Healthcare Bhd	74,700	93,385
Inari Amertron Bhd	150,600	82,226
IOI Corp. Bhd	87,400	69,875
Kuala Lumpur Kepong Bhd	15,700	71,025
Malayan Banking Bhd	277,556	520,173
Malaysia Airports Holdings Bhd	40,962	61,325
Maxis Bhd	105,100	93,589
MR DIY Group M Bhd, 144A	189,350	64,409
Nestle Malaysia Bhd	2,419	70,230
Petronas Chemicals Group Bhd	89,000	126,495
PPB Group Bhd	25,300	89,130
Press Metal Aluminium Holdings Bhd	205,500	205,255
Public Bank Bhd	1,116,300	921,483
QL Resources Bhd	35,300	42,447
RHB Bank Bhd	157,575	182,651
Sime Darby Bhd	121,400	54,446
Sime Darby Plantation Bhd	102,400	93,625
Telekom Malaysia Bhd	76,800	84,862
TIME dotCom Bhd	74,700	86,911
Westports Holdings Bhd	90,600	74,200

(Cost $5,085,621)		4,401,092

Mexico - 2.6%
Alfa SAB de CV, Class A	310,609	189,427
America Movil SAB de CV, Series B	1,321,371	1,404,839
Arca Continental SAB de CV	25,541	257,204
Cemex SAB de CV, Series CPO*	866,554	519,203
Coca-Cola Femsa SAB de CV	51,934	424,901
Controladora AXTEL SAB DE CV*	310,609	4,775
El Puerto de Liverpool SAB de CV, Class C1	12,773	74,682
Fibra Uno Administracion SA de CV REIT	190,970	276,160
Fomento Economico Mexicano SAB de CV	134,153	1,345,590
Gruma SAB de CV, Class B	6,395	97,908
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,195	408,787
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,198	200,818
Grupo Bimbo SAB de CV, Series A	80,716	429,801
Grupo Elektra SAB DE CV	4,101	268,353
Grupo Financiero Banorte SAB de CV, Class O	299,156	2,388,598
Grupo Financiero Inbursa SAB de CV, Class O*	107,371	237,558
Grupo Mexico SAB de CV, Series B	192,886	852,757
Grupo Televisa SAB, Series CPO	247,504	236,100
Industrias Penoles SAB de CV*	7,880	120,111
Kimberly-Clark de Mexico SAB de CV, Class A	164,475	333,243
Operadora De Sites Mexicanos SAB de CV, Class A-1	105,536	92,710
Orbia Advance Corp. SAB de CV	48,384	100,047
Wal-Mart de Mexico SAB de CV	543,085	2,055,730

(Cost $10,979,616)		12,319,302

Peru - 0.2%
Credicorp Ltd.	3,631	470,033
Credicorp Ltd. (c)	1,733	223,349
InRetail Peru Corp., 144A	3,535	118,422
Intercorp Financial Services, Inc.	3,238	68,808

(Cost $827,236)		880,612

Philippines - 0.6%
ACEN Corp.*	59,410	6,199
Ayala Land, Inc.	376,800	176,457
Bank of the Philippine Islands	206,065	366,741
BDO Unibank, Inc.	218,298	528,642
Globe Telecom, Inc.	4,004	121,204
International Container Terminal Services, Inc.	51,820	179,930
JG Summit Holdings, Inc.	130,540	111,573
Jollibee Foods Corp.	32,860	137,853
Metropolitan Bank & Trust Co.	109,300	112,103
Monde Nissin Corp., 144A	621,100	89,582
PLDT, Inc.	9,745	208,226
SM Investments Corp.	29,490	487,824

SM Prime Holdings, Inc.	700,500	407,877
Universal Robina Corp.	37,690	94,359

(Cost $3,406,187)		3,028,570

Qatar - 0.9%
Commercial Bank PSQC	263,842	405,911
Industries Qatar QSC	124,835	410,858
Masraf Al Rayan QSC	415,275	290,921
Mesaieed Petrochemical Holding Co.	365,594	197,762
Ooredoo QPSC	62,238	181,414
Qatar International Islamic Bank QSC	120,267	330,073
Qatar Islamic Bank SAQ	138,148	664,932
Qatar National Bank QPSC	460,401	2,025,005

(Cost $5,385,566)		4,506,876

Russia - 0.0%
Alrosa PJSC*(b)	246,725	0
MMC Norilsk Nickel PJSC*(b)	5,593	0
Mobile TeleSystems PJSC, ADR*(b)	25,457	0
Mobile TeleSystems PJSC*(b)	32,151	0
Novolipetsk Steel PJSC*(b)	121,611	0
PIK Group PJSC*(b)	21,692	0
Polyus PJSC*(b)	2,793	0
Sberbank of Russia PJSC*(b)	989,954	0
United Co RUSAL International PJSC*(b)	255,320	0
Yandex NV, Class A*(b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia - 2.9%
Advanced Petrochemical Co.	10,671	124,326
Al Rajhi Bank	122,077	2,301,067
Alinma Bank	81,657	710,809
Almarai Co. JSC	21,377	311,753
Arab National Bank	61,711	418,723
Bank AlBilad	41,158	408,200
Banque Saudi Fransi	49,703	527,402
Bupa Arabia for Cooperative Insurance Co.	6,305	282,404
Dr Sulaiman Al Habib Medical Services Group Co.	5,341	380,198
Etihad Etisalat Co.*	32,021	367,096
Jarir Marketing Co.	51,950	243,767
Mouwasat Medical Services Co.	3,077	184,581
Riyad Bank	91,501	798,938
Sahara International Petrochemical Co.	28,542	270,901
Saudi Basic Industries Corp.	92,468	2,174,383
Saudi British Bank	62,407	615,618
Saudi Industrial Investment Group	30,403	199,887
Saudi Kayan Petrochemical Co.*	62,131	211,366
Saudi National Bank	183,289	1,803,179
Saudi Telecom Co.	115,922	1,336,682
Savola Group	21,441	205,218

(Cost $14,237,852)		13,876,498

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $112,509)	13,998	102,907

South Africa - 3.1%
Absa Group Ltd.	74,764	580,380
Anglo American Platinum Ltd.	2,781	159,390
AngloGold Ashanti Ltd.	22,809	555,830
Aspen Pharmacare Holdings Ltd.	39,008	337,674
Bid Corp. Ltd.	34,524	731,744
Bidvest Group Ltd.	20,944	251,354
Capitec Bank Holdings Ltd.	4,051	275,978
Clicks Group Ltd.	15,369	181,873
Discovery Ltd.*	39,533	264,195
FirstRand Ltd.	388,927	1,182,899
Gold Fields Ltd.	80,285	1,221,519
Impala Platinum Holdings Ltd.	53,313	426,100
Investec Ltd.	18,264	91,558
Kumba Iron Ore Ltd.	2,423	53,012
MTN Group Ltd.	142,559	877,458
MultiChoice Group	25,378	125,608
Naspers Ltd., Class N	22,821	3,428,220
Nedbank Group Ltd.	42,988	451,590
Northam Platinum Holdings Ltd.*	20,747	169,944
Old Mutual Ltd.	503,220	270,957
OUTsurance Group Ltd.	73,000	116,594
Pepkor Holdings Ltd., 144A	84,515	60,178
Sanlam Ltd.	173,424	454,208
Sasol Ltd.	22,991	268,032
Shoprite Holdings Ltd.	42,132	415,021
Sibanye Stillwater Ltd.	170,037	300,410
Standard Bank Group Ltd.	109,081	834,171
Vodacom Group Ltd.	90,322	503,064
Woolworths Holdings Ltd.	103,156	309,735

(Cost $18,992,735)		14,898,696

South Korea - 11.0%
Alteogen, Inc.*	2,685	102,160
Amorepacific Corp.	1,648	129,754
AMOREPACIFIC Group	1,617	35,453
BNK Financial Group, Inc.	30,011	151,723
Celltrion Healthcare Co. Ltd.	5,858	326,609
Celltrion Pharm, Inc.*	1,353	86,853
Celltrion, Inc.	9,798	1,264,568
Cheil Worldwide, Inc.	3,692	50,988
Chong Kun Dang Pharmaceutical Corp.	513	34,052
Chunbo Co. Ltd.	379	54,198
CJ CheilJedang Corp.	421	98,331
CJ Corp.	808	53,938
CJ ENM Co. Ltd.*	544	31,150
CJ Logistics Corp.	462	28,369
Coway Co. Ltd.	3,295	119,536
CS Wind Corp.	1,400	83,330

Daewoo Engineering & Construction Co. Ltd.*	13,124	42,469
DB HiTek Co. Ltd.	2,758	125,510
DB Insurance Co. Ltd.	3,889	216,829
DL E&C Co. Ltd.	2,302	62,959
Dongsuh Cos., Inc.	4,554	69,824
Doosan Fuel Cell Co. Ltd.*	3,358	77,925
Douzone Bizon Co. Ltd.	1,527	35,781
Ecopro BM Co. Ltd.	3,124	586,081
Ecopro Co. Ltd.	1,549	657,063
E-MART, Inc.	1,120	71,137
F&F Co. Ltd. / New	1,002	97,690
Fila Holdings Corp.	4,598	125,928
Green Cross Corp.	405	38,417
GS Engineering & Construction Corp.	2,982	46,620
Hana Financial Group, Inc.	26,651	832,310
Hanjin Kal Corp.	1,293	49,489
Hankook Tire & Technology Co. Ltd.	1,644	42,733
Hanmi Pharm. Co. Ltd.	563	124,074
Hanmi Science Co. Ltd.	3,108	84,652
Hanon Systems	11,187	79,061
Hansol Chemical Co. Ltd.	747	130,292
Hanssem Co. Ltd.	940	32,225
Hanwha Galleria Corp.*	6,507	8,104
Hanwha Life Insurance Co. Ltd.*	28,391	54,012
Hanwha Solutions Corp.*	5,770	194,543
HL Mando Co. Ltd.	1,971	71,578
HLB, Inc.*	4,516	125,893
HMM Co. Ltd.	14,398	192,552
Hugel, Inc.*	524	42,954
HYBE Co. Ltd.*	860	177,540
Hyosung Advanced Materials Corp.	152	51,134
Hyosung TNC Corp.	182	52,176
Hyundai Autoever Corp.	542	51,454
Hyundai Department Store Co. Ltd.	968	37,269
Hyundai Doosan Infracore Co. Ltd.	7,725	55,468
Hyundai Elevator Co. Ltd.	1,580	49,820
Hyundai Engineering & Construction Co. Ltd.	6,315	182,230
Hyundai Glovis Co. Ltd.	899	114,471
Hyundai Marine & Fire Insurance Co. Ltd.	3,346	82,689
Hyundai Mipo Dockyard Co. Ltd.*	86	4,834
Hyundai Mobis Co. Ltd.	3,263	548,238
Hyundai Motor Co.	7,151	1,077,566
Hyundai Steel Co.	4,263	104,708
Industrial Bank of Korea	29,777	229,062
Kakao Corp.	28,097	1,189,717
Kakao Games Corp.*	2,226	65,157
KakaoBank Corp.	10,271	202,750
Kakaopay Corp.*	2,370	107,317
KB Financial Group, Inc.	32,144	1,162,488
KCC Corp.	267	41,943
KEPCO Engineering & Construction Co., Inc.	906	45,599
KEPCO Plant Service & Engineering Co. Ltd.	1,770	45,342
Kia Corp.	13,063	845,441
KIWOOM Securities Co. Ltd.	843	59,577
KMW Co. Ltd.*	2,610	36,675
Korea Investment Holdings Co. Ltd.	2,240	93,499
Korea Zinc Co. Ltd.	554	200,563
Korean Air Lines Co. Ltd.	11,271	187,673
Krafton, Inc.*	1,666	237,363
KT Corp.	6,627	157,530
KT&G Corp.	10,049	632,960
Kumho Petrochemical Co. Ltd.	627	59,948
L&F Co. Ltd.	1,969	400,550
LEENO Industrial, Inc.	687	67,134
LG Chem Ltd.	2,602	1,358,588
LG Corp.	6,191	401,150
LG Display Co. Ltd.*	21,947	259,941
LG Electronics, Inc.	9,642	892,098
LG Energy Solution Ltd.*	1,861	839,886
LG H&H Co. Ltd.	858	340,679
LG Innotek Co. Ltd.	1,250	289,132
LG Uplus Corp.	22,570	191,137
Lotte Chemical Corp.	820	103,114
Lotte Energy Materials Corp.	1,265	54,613
Lotte Shopping Co. Ltd.	602	36,286
Meritz Financial Group, Inc.*	5,733	194,160
Mirae Asset Securities Co. Ltd.	22,417	123,296
NAVER Corp.	13,310	2,000,637
NCSoft Corp.	813	196,627
Netmarble Corp., 144A*	1,489	62,712
NH Investment & Securities Co. Ltd.	16,098	121,167
Orion Corp.	1,121	109,123
Pan Ocean Co. Ltd.	4,830	17,140
Pearl Abyss Corp.*	2,239	84,179
S-1 Corp.	961	39,316
Samsung Biologics Co. Ltd., 144A*	1,818	1,073,884
Samsung C&T Corp.	4,626	385,485
Samsung Card Co. Ltd.	2,740	62,036
Samsung Electro-Mechanics Co. Ltd.	4,997	555,327
Samsung Electronics Co. Ltd.	294,631	15,849,805
Samsung Fire & Marine Insurance Co. Ltd.	2,937	498,997
Samsung Life Insurance Co. Ltd.	7,072	353,267
Samsung SDI Co. Ltd.	4,813	2,603,680
Samsung SDS Co. Ltd.	3,237	303,152
Samsung Securities Co. Ltd.	5,822	161,204
Seegene, Inc.	2,986	54,669
Shin Poong Pharmaceutical Co. Ltd.*	2,983	37,960

Shinhan Financial Group Co. Ltd.	45,297	1,196,203
Shinsegae, Inc.	375	55,858
SK Biopharmaceuticals Co. Ltd.*	2,679	148,357
SK Bioscience Co. Ltd.*	1,963	122,609
SK Chemicals Co. Ltd.	728	41,138
SK Hynix, Inc.	49,532	4,052,873
SK IE Technology Co. Ltd., 144A*	2,057	137,314
SK Innovation Co. Ltd.*	2,396	341,370
SK Square Co. Ltd.*	9,185	319,373
SK Telecom Co. Ltd.	5,747	215,201
SKC Co. Ltd.	766	54,770
Solus Advanced Materials Co. Ltd.	1,344	39,847
Soulbrain Co. Ltd.	376	65,299
SSANGYONG C&E Co. Ltd.	5,733	25,096
Studio Dragon Corp.*	733	35,787
Wemade Co. Ltd.	1,492	53,340
WONIK IPS Co. Ltd.	2,298	55,838
Woori Financial Group, Inc.	57,307	517,263
Yuhan Corp.	2,718	121,437

(Cost $64,815,348)		52,881,022

Taiwan - 20.3%
Accton Technology Corp.	40,554	465,888
Acer, Inc.	310,579	311,817
Advantech Co. Ltd.	24,556	325,256
Airtac International Group	7,969	257,270
ASE Technology Holding Co. Ltd.	371,078	1,346,520
Asia Cement Corp.	134,498	192,375
ASMedia Technology, Inc.	2,611	99,843
ASPEED Technology, Inc.	3,000	281,181
Asustek Computer, Inc.	65,533	650,478
AUO Corp.	620,444	355,376
Catcher Technology Co. Ltd.	38,107	230,050
Cathay Financial Holding Co. Ltd.	876,261	1,263,310
Chailease Holding Co. Ltd.	151,926	1,001,221
Chang Hwa Commercial Bank Ltd.	632,246	370,366
China Airlines Ltd.	159,772	115,432
China Development Financial Holding Corp.	1,625,524	671,846
China Steel Corp.	683,259	644,846
Chroma ATE, Inc.	23,496	178,165
Chunghwa Telecom Co. Ltd.	393,883	1,615,141
Compal Electronics, Inc.	422,992	383,381
CTBC Financial Holding Co. Ltd.	1,860,037	1,470,959
Delta Electronics, Inc.	191,634	1,973,872
E Ink Holdings, Inc.	69,000	464,828
E.Sun Financial Holding Co. Ltd.	1,403,082	1,182,648
Eclat Textile Co. Ltd.	21,253	324,389
eMemory Technology, Inc.	5,605	335,634
Eva Airways Corp.	170,224	188,076
Evergreen Marine Corp. Taiwan Ltd.	57,968	288,637
Far Eastern New Century Corp.	192,409	202,256
Far EasTone Telecommunications Co. Ltd.	175,364	437,732
Feng TAY Enterprise Co. Ltd.	43,856	272,606
First Financial Holding Co. Ltd.	1,070,322	978,799
Formosa Chemicals & Fibre Corp.	199,640	444,403
Formosa Plastics Corp.	288,624	883,883
Formosa Sumco Technology Corp.	6,070	32,792
Formosa Taffeta Co. Ltd.	36,000	32,687
Foxconn Technology Co. Ltd.	91,613	161,894
Fubon Financial Holding Co. Ltd.	719,698	1,424,055
Giant Manufacturing Co. Ltd.	17,709	118,723
Globalwafers Co. Ltd.	12,663	207,702
Highwealth Construction Corp.	87,717	121,609
Hiwin Technologies Corp.	16,964	132,223
Hon Hai Precision Industry Co. Ltd.	1,171,938	4,061,879
Hotai Motor Co. Ltd.	17,609	461,321
Hua Nan Financial Holdings Co. Ltd.	1,002,480	725,903
Innolux Corp.	616,759	278,999
Inventec Corp.	269,515	323,216
Largan Precision Co. Ltd.	5,568	410,431
Lite-On Technology Corp.	204,169	591,361
Lotes Co. Ltd.	6,155	174,469
Macronix International Co. Ltd.	105,937	114,806
MediaTek, Inc.	90,881	2,244,852
Mega Financial Holding Co. Ltd.	1,068,990	1,245,459
Merida Industry Co. Ltd.	20,073	127,059
Micro-Star International Co. Ltd.	71,482	386,169
momo.com, Inc.	6,162	140,175
Nan Ya Plastics Corp.	291,138	736,195
Nan Ya Printed Circuit Board Corp.	10,944	107,917
Nanya Technology Corp.	116,457	278,565
Nien Made Enterprise Co. Ltd.	9,562	109,693
Novatek Microelectronics Corp.	55,386	766,959
Oneness Biotech Co. Ltd.*	22,720	170,432
Pegatron Corp.	174,548	427,743
PharmaEssentia Corp.*	19,000	216,419
Phison Electronics Corp.	10,051	139,836
Pou Chen Corp.	133,283	137,284
Powerchip Semiconductor Manufacturing Corp.	242,897	244,261
Powertech Technology, Inc.	68,856	223,862
Quanta Computer, Inc.	263,331	998,391
Realtek Semiconductor Corp.	26,578	330,414
Ruentex Development Co. Ltd.	77,613	88,152
Ruentex Industries Ltd.	46,838	86,885
Shanghai Commercial & Savings Bank Ltd.	372,996	548,068
Shin Kong Financial Holding Co. Ltd.	1,349,777	378,654
Silicon Motion Technology Corp., ADR	2,822	172,819
Sino-American Silicon Products, Inc.	35,611	184,270
SinoPac Financial Holdings Co. Ltd.	1,059,859	596,715

Standard Foods Corp.	37,567	50,187
Synnex Technology International Corp.	68,635	142,731
TA Chen Stainless Pipe	134,000	196,677
Taishin Financial Holding Co. Ltd.	1,110,497	663,172
Taiwan Business Bank	343,682	157,706
Taiwan Cement Corp.	241,828	298,276
Taiwan Cooperative Financial Holding Co. Ltd.	581,093	528,567
Taiwan Fertilizer Co. Ltd.	50,080	98,767
Taiwan High Speed Rail Corp.	229,877	243,511
Taiwan Mobile Co. Ltd.	215,984	727,503
Taiwan Semiconductor Manufacturing Co. Ltd.	2,522,032	45,799,166
Tatung Co. Ltd.*	123,942	170,621
Teco Electric and Machinery Co. Ltd.	4,051	6,750
Tripod Technology Corp.	34,616	144,761
Unimicron Technology Corp.	93,796	550,978
Uni-President Enterprises Corp.	291,953	705,951
United Microelectronics Corp.*	1,220,385	2,057,308
Vanguard International Semiconductor Corp.	91,426	276,413
VisEra Technologies Co. Ltd.	28,000	208,217
Voltronic Power Technology Corp.	5,343	337,334
Walsin Lihwa Corp.	46,624	70,101
Walsin Technology Corp.	18,937	64,094
Wan Hai Lines Ltd.	46,509	87,789
Win Semiconductors Corp.	32,837	170,450
Winbond Electronics Corp.	285,514	247,627
Wistron Corp.	276,505	600,208
Wiwynn Corp.	6,697	252,820
WPG Holdings Ltd.	87,190	150,956
Yageo Corp.	19,754	326,582
Yang Ming Marine Transport Corp.	131,850	260,889
Yuanta Financial Holding Co. Ltd.	1,212,318	940,974
Yulon Motor Co. Ltd.	21,000	59,868
Zhen Ding Technology Holding Ltd.	63,962	241,464

(Cost $108,714,648)		97,508,220

Thailand - 1.9%
Advanced Info Service PCL, NVDR	106,600	646,339
Airports of Thailand PCL, NVDR*	263,600	535,911
Asset World Corp. PCL, NVDR	820,500	116,002
Bangkok Bank PCL	54,500	255,273
Bangkok Bank PCL, NVDR	53,000	248,247
Bangkok Commercial Asset Management PCL, NVDR	197,200	62,333
Bangkok Dusit Medical Services PCL, NVDR	387,100	314,241
Bangkok Expressway & Metro PCL	161,300	37,312
Bangkok Expressway & Metro PCL, NVDR	732,600	169,466
Bangkok Life Assurance PCL, NVDR	43,400	33,672
Berli Jucker PCL, NVDR	59,900	62,396
Beyond Securities PCL*	77,100	17,835
Beyond Securities PCL, NVDR*	71,000	16,424
BTS Group Holdings PCL, NVDR	874,300	178,377
Bumrungrad Hospital PCL, NVDR	36,800	235,816
Carabao Group PCL, NVDR	36,700	70,131
Central Pattana PCL, NVDR	107,100	207,737
Central Retail Corp. PCL	96,100	115,983
Central Retail Corp. PCL, NVDR	183,800	221,828
Charoen Pokphand Foods PCL, NVDR	222,300	128,397
Com7 PCL, NVDR	98,600	82,167
CP ALL PCL, NVDR	471,000	862,823
Energy Absolute PCL, NVDR	155,300	290,072
Fabrinet*	2,196	248,631
Home Product Center PCL, NVDR	322,000	127,690
Indorama Ventures PCL, NVDR	45,800	41,786
Intouch Holdings PCL, Class F	15,900	34,153
Intouch Holdings PCL, NVDR	83,400	179,142
Jay Mart PCL, NVDR	44,300	25,969
JMT Network Services PCL, NVDR	64,700	79,945
Kasikornbank PCL, NVDR	167,100	621,823
KCE Electronics PCL, NVDR	48,800	54,690
Krung Thai Bank PCL, NVDR	489,900	267,474
Krungthai Card PCL	59,000	86,466
Krungthai Card PCL, NVDR	37,100	54,371
Land & Houses PCL, NVDR	387,400	94,624
Minor International PCL, NVDR	197,083	191,137
Muangthai Capital PCL	600	711
Muangthai Capital PCL, NVDR	33,600	39,828
Osotspa PCL	30,700	25,583
Osotspa PCL, NVDR	110,300	91,917
Psg Corp. PCL*	790,200	18,166
PTT Global Chemical PCL, NVDR	81,600	82,655
Ramkhamhaeng Hospital PCL, NVDR	15,600	20,845
Ramkhamhaeng Hospital PCL, Class F	16,200	21,647
SCB X PCL, NVDR	115,700	344,108
SCG Packaging PCL	38,700	43,649
SCG Packaging PCL, NVDR	58,900	66,432
Siam Cement PCL, NVDR	21,600	198,000
Siam Global House PCL, NVDR	113,659	61,075
Siam Makro PCL	19,600	22,810
Siam Makro PCL, NVDR	126,200	146,871
Srisawad Corp. PCL, NVDR	71,100	113,903
Thai Life Insurance PCL	182,600	65,064
Thai Life Insurance PCL, NVDR	168,700	60,111
Thai Union Group PCL, NVDR	161,300	68,135
Thonburi Healthcare Group PCL, NVDR	28,300	55,502
Tisco Financial Group PCL, NVDR	49,900	138,372
TMBThanachart Bank PCL, NVDR	4,502,677	204,432
TOA Paint Thailand PCL	58,500	55,894
True Corp. PCL, NVDR.	1,544,969	304,110
VGI PCL, NVDR	513,700	47,532

(Cost $9,969,458)		9,314,035

Turkey - 0.7%
Akbank TAS	326,899	249,532
Aksa Akrilik Kimya Sanayii AS	5,766	17,787
Arcelik AS*	3,371	15,683
Aselsan Elektronik Sanayi Ve Ticaret AS	35,396	81,228
Bera Holding AS	62,280	30,269
BIM Birlesik Magazalar AS	46,965	319,926
Borusan Yatirim ve Pazarlama AS	941	40,916
Coca-Cola Icecek AS	4,088	45,682
Dogus Otomotiv Servis Ve Ticaret AS	3,848	26,566
Eczacibasi Yatirim Holding Ortakligi AS	3,197	20,419
Ege Endustri Ve Ticaret AS	106	23,850
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	16,850	22,533
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	132,971	45,675
Eregli Demir Ve Celik Fabrikalari TAS*	91,691	146,360
Fenerbahce Futbol As*	9,027	20,872
Ford Otomotiv Sanayi AS	85	2,354
GEN Ilac Ve Saglik Urunleri Sanayi Ve Ticaret AS	10,054	19,507
Gubre Fabrikalari TAS*	4,243	53,092
Hektas Ticaret TAS*	81,446	109,624
Is Gayrimenkul Yatirim Ortakligi AS REIT*	53,629	23,059
Is Yatirim Menkul Degerler AS	13,074	30,596
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	14,695	12,474
KOC Holding AS	21,714	82,665
Kontrolmatik Enerji Ve Muhendislik AS	5,786	39,973
Koza Altin Isletmeleri AS	82,887	92,182
Koza Anadolu Metal Madencilik Isletmeleri AS*	739	1,610
Logo Yazilim Sanayi Ve Ticaret AS	8,139	21,332
Migros Ticaret AS	553	4,609
MLP Saglik Hizmetleri AS, 144A*	8,586	27,792
Pegasus Hava Tasimaciligi AS*	3,558	78,865
Penta Teknoloji Urunleri Dagitim Ticaret AS*	11,533	8,720
Petkim Petrokimya Holding AS*	68,019	45,973
Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS*	29,141	43,672
Sasa Polyester Sanayi AS*	87,628	228,609
Selcuk Ecza Deposu Ticaret Ve Sanayi A.S.	11,953	19,357
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT*	148,012	17,376
Sok Marketler Ticaret AS*	19,937	26,199
Tekfen Holding AS	1,372	1,975
Tofas Turk Otomobil Fabrikasi AS	7,161	74,209
Turk Hava Yollari AO*	43,265	300,574
Turk Telekomunikasyon AS*	59,507	46,085
Turkcell Iletisim Hizmetleri AS	126,936	205,440
Turkiye Halk Bankasi AS*	87,240	53,401
Turkiye Is Bankasi AS, Class C	361,847	194,920
Turkiye Sinai Kalkinma Bankasi AS*	137,997	27,334
Turkiye Sise Ve Cam Fabrikalari AS	70,348	137,170
Turkiye Vakiflar Bankasi TAO, Class D*	138,579	62,799
Ulker Biskuvi Sanayi AS*	9,264	15,128
Verusa Holding AS	4,170	27,177
Vestel Elektronik Sanayi Ve Ticaret AS*	8,501	18,449
Yapi Ve Kredi Bankasi AS	293,545	144,654
Ziraat Gayrimenkul Yatirim Ortakligi AS	108,497	23,326

(Cost $2,633,981)		3,429,579

United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC	312,907	680,677
Aldar Properties PJSC	233,601	324,358
Alpha Dhabi Holding PJSC*	115,151	591,901
Borouge PLC	251,187	177,123
Dubai Islamic Bank PJSC	195,547	280,037
Emaar Properties PJSC	427,371	715,582
Emirates NBD Bank PJSC	255,382	949,078
Emirates Telecommunications Group Co. PJSC	360,468	2,265,070
First Abu Dhabi Bank PJSC	458,237	1,584,430
International Holding Co. PJSC*	47,866	5,147,582

(Cost $10,724,644)		12,715,838

United States - 0.2%
BeiGene Ltd., ADR*
(Cost $1,021,115)	4,259	940,941

TOTAL COMMON STOCKS (Cost $579,579,391)		468,912,754

PREFERRED STOCKS - 1.9%
Brazil - 1.2%
Alpargatas SA*	19,396	39,535
Banco Bradesco SA	541,806	1,640,683
Bradespar SA	21,590	89,742
Centrais Eletricas Brasileiras SA, Class B	25,342	194,942
Cia Energetica de Minas Gerais	141,840	324,006
Gerdau SA	65,113	304,723
Itau Unibanco Holding SA	500,583	2,573,332
Itausa SA	325,041	557,188
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	3,970	5,441

(Cost $6,074,112)		5,729,592

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $463,190)	8,917	571,662

Colombia - 0.0%
Bancolombia SA
(Cost $394,687)	48,465	284,563

Russia - 0.0%
Sberbank of Russia PJSC*(b)
(Cost $275,893)		71,636	0

South Korea - 0.6%
Hyundai Motor Co.		1,493	118,563
Hyundai Motor Co. - 2nd Preferred		2,162	171,853
LG Chem Ltd.		521	141,707
LG Electronics, Inc.		997	40,338
Samsung Electronics Co. Ltd.		51,982	2,295,080

(Cost $3,576,313)			2,767,541

TOTAL PREFERRED STOCKS (Cost $10,784,195)			9,353,358

		Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	2,494	29

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		746	918

Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		400	1
BTS Group Holdings PCL*, expires 11/20/26		800	3

(Cost $0)			4

TOTAL WARRANTS (Cost $0)			922

SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
(Cost $2,241,132)		2,241,132	2,241,132

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
(Cost $746,697)		746,697	746,697

TOTAL INVESTMENTS - 100.1% (Cost $593,351,415)			$481,254,892
Other assets and liabilities, net - (0.1%)			(689,886)

NET ASSETS - 100.0%			$480,565,006

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
1,366,731	874,401 (f)	—	—	—	59,251	—	2,241,132	2,241,132
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
1,859,521	12,499,370	(13,612,194)	—	—	43,741	—	746,697	746,697

3,226,252	13,373,771	(13,612,194)	—	—	102,992	—	2,987,829	2,987,829

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $7,737,818, which is 1.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,727,403.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2023 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$130,899,615	27.4%
Information Technology	121,926,518	25.5
Communication Services	56,809,814	11.9
Consumer Discretionary	54,314,522	11.4
Materials	28,510,648	5.9
Industrials	28,033,946	5.8
Consumer Staples	24,289,177	5.1
Health Care	20,104,943	4.2
Real Estate	6,893,879	1.4
Utilities	6,098,825	1.3
Energy	385,176	0.1

Total	$478,267,063	100.0%

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	47	$2,275,805	$2,248,480	6/16/2023	$(27,325)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$468,912,754	$—	$0	$468,912,754
Preferred Stocks (a)	9,353,358	—	0	9,353,358
Corporate Bonds	—	29	—	29
Warrants (a)	922	—	—	922
Short-Term Investments (a)	2,987,829	—	—	2,987,829

TOTAL	$481,254,863	$29	$0	$481,254,892

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(27,325)	$—	$—	$(27,325)

TOTAL	$(27,325)	$—	$—	$(27,325)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMCR-PH3

R-089711-1 (5/24) DBX005195 (5/24)